3. Other income, net (Tables)	12 Months Ended
Dec. 31, 2016
Other income
	2016	2015	2014
	US$’000	US$’000	US$’000

Exchange (loss), net	(75)	(75)	(12)
Rental income	80	84	77
	5	9	65

ZHEJIANG JIAHUAN
Other income
	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Government grant	3,115	200	73
Rental income (i)	1,271	901	850
Interest income	54	44	17
Sundry income	152	263	135

	4,592	1,408	1,075

ZHEJIANG TIANLAN
Other income
	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Gain on disposal of intangible asset	-	-	150
(Loss) / Gain on disposal of property, plant and equipment	(15)	-	7
Subsidy income	3,360	2,617	4,163
Sales of scrapped materials	3	6	6
Investment income	412	-	-
Others	(304)	150	269

	3,456	2,773	4,595